Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.53

Data Compare

Run Date - XXX

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
XXX	XXX	2024080740	Qualifying Credit Score	XXX	XXX	Tape data is XXX. Audited value is XXX. Auditor used lowest of both borrowers mid credit score. Borrower mid credit score is XXX. CoBorrower mid credit score is XXX.
XXX	XXX	2024080740	Maturity Date		XXX	Verified per the Note.
XXX	XXX	2024080740	Note Date		XXX	Verified per the Note.
XXX	XXX	2024080740	QM Status		XXX	Verified as an XXX borrower loan approval.
XXX	XXX	2024080740	Qualifying DTI		XXX
XXX	XXX	2024080742	Maturity Date		XXX	Verified
XXX	XXX	2024080742	Note Date		XXX	Verified
XXX	XXX	2024080742	QM Status		XXX	Verified pts and fees fail
XXX	XXX	2024080742	Qualifying DTI		XXX	Loan approval indicates XXX%
XXX	XXX	2024080741	Maturity Date		XXX	Verified
XXX	XXX	2024080741	Note Date		XXX	Verified
XXX	XXX	2024080741	QM Status		XXX	QM exempt
XXX	XXX	2024080741	Qualifying DTI		XXX